Interest Income and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Interest Income and Interest Expense

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net:

	For the year ended December 31.
	2023	2022
Interest income	$70,853	$1,710
Interest expense on lease liabilities	(12,379)	(4,958)
Interest expense on factoring arrangement	(290,107)	(256,745)
Total:	$(231,633)	$(259,993)